Note 12 - Income Taxes and Other Taxes Payable (Detail) - Schedule of Components of Income Tax Expense (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current
Federal	$ 363,780	$ 707,533
State	35,187	800
PRC	509,623	924,653
Total current	908,590	1,632,986
Deferred
Federal	143,431	(151,937)
State	26,021	(26,072)
PRC	(6,388)	5,534
Total deferred	163,064	(172,475)
Total	$ 1,071,654	$ 1,460,511